U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 3, 2009

Via Edgar Transmission

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: Alpine Income Trust
File Nos. 333-100289 and 811-21210

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Alpine Income Trust (the “Trust”) hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 27, 2009 and filed electronically as Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A on February 27, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC